Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
OPERATING ACTIVITIES
Net earnings	$ 825,793	$ 907,436	$ 777,226
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	295,764	244,015	213,465
Amortization of debt discount (premium)	(5,401)	1,262	370
Inventory step-up amortization	29,442	8,797
Stock-based compensation	76,313	69,586	59,795
Excess tax benefits from stock-based compensation	(8,678)	(16,635)	(26,373)
Investment impairment charges		5,222	8,300
Gain on sale of investment		(4,929)
Purchased in-process research and development charges	4,400	12,244	5,842
Deferred income taxes	(64,780)	(33,629)	(14,058)
Other, net	78,265	17,446	11,982
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(55,108)	(123,300)	(39,090)
Inventories	10,007	42,318	(104,463)
Other current assets	47,889	(30,921)	10,303
Accounts payable and accrued expenses	38,655	163,564	(65,100)
Income taxes payable	14,282	11,896	30,676
Net cash provided by operating activities	1,286,843	1,274,372	868,875
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(306,494)	(304,901)	(326,408)
Business acquisition payments, net of cash acquired		(679,022)	(129,507)
Proceeds from sale of investments		8,429
Other investing activities, net	(30,400)	(104,890)	(34,670)
Net cash used in investing activities	(336,894)	(1,080,384)	(490,585)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued	302,479	151,773	126,256
Excess tax benefits from stock-based compensation	8,678	16,635	26,373
Common stock repurchased, including related costs	(809,204)	(590,793)	(1,000,000)
Dividends paid	(204,747)
Issuances/payments of commercial paper borrowings, net	246,500	25,500	(19,400)
Borrowings under debt facilities	78,417	930,118	11,109,754
Payments under debt facilities	(78,417)	(619,786)	(10,373,679)
Net cash used in financing activities	(456,294)	(86,553)	(130,696)
Effect of currency exchange rate changes on cash and cash equivalents:	(8,184)	(26)	8,890
Net increase in cash and cash equivalents	485,471	107,409	256,484
Cash and cash equivalents at beginning of year	500,336	392,927	136,443
Cash and cash equivalents at end of year	985,807	500,336	392,927
Supplemental Cash Flow Information
Income taxes	202,888	308,062	225,062
Interest	68,051	62,875	24,549
Noncash investing activities:
Issuance of stock in connection with acquisitions		$ 533,647